Employee Benefit Plans - Narrative (Details) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Increase from change in mortality assumption		$ 580,000,000
Increase (decrease) from change in weighted average discount rates	$ (930,000,000)	1,900,000,000
Percentage of prior years market gains (losses) recognized at next measurement date	60.00%
Percentage of prior years market gains (losses) recognized equally over four year period	40.00%
Defined Contribution Plan:
Cost recognized	$ 1,000,000,000	$ 1,000,000,000	$ 1,100,000,000
Number of common stock shares held in plan	236	238
Dividend payments to the plan	$ 48,000,000	$ 29,000,000	10,000,000
Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Increase in AOCI, net of tax			$ 2,000,000,000
Company contributions	0	0
Effect of 25 basis point decline in discount rate on net periodic benefit cost	9,000,000
Effect of 25 basis point decline in expected return on plan assets on net periodic benefit cost	44,000,000
Plan assets recognized in the next fiscal year with respect to decline in discount rate	9,000,000
Plan assets recognized in the next fiscal year with respect to decline in expected return	43,000,000
Other Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Company contributions	0	0
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Company contributions	58,000,000	84,000,000
Estimated future employer contributions in next fiscal year	50,000,000
Nonqualified and Other Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Company contributions	97,000,000	97,000,000
Estimated future employer contributions in next fiscal year	103,000,000
Postretirement Health and Life Plans
Defined Benefit Plan Disclosure [Line Items]
Company contributions	79,000,000	53,000,000
Estimated future employer contributions in next fiscal year	$ 108,000,000
Percentage of unrecognized gain (loss) recognized during the period	50.00%
Health care cost trend rate assumed for next fiscal year	7.00%
Ultimate health care cost trend rate	5.00%
Effect of 1% increase on service and interest cost components	$ 2,000,000
Effect of 1% increase on accumulated postretirement benefit obligation	34,000,000
Effect of 1% decrease on service and interest cost components	2,000,000
Effect of 1% decrease on accumulated postretirement benefit obligation	29,000,000
Postretirement Health and Life Plans
Defined Benefit Plan Disclosure [Line Items]
Effect of 25 basis point decline in expected return on plan assets on net periodic benefit cost	9,000,000
Plan assets recognized in the next fiscal year with respect to decline in expected return	8,000,000
Equity securities | Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Amount of employer and related party securities included in plan assets	$ 189,000,000	$ 215,000,000
Actual plan asset allocations	1.05%	1.15%